Offsetting of Financial Assets and Financial Liabilities - Offsetting Information Regarding Financial Assets and Financial Liabilities (Detail) - Derivatives [member] - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Gross amounts of recognized financial assets	¥ 108,978	¥ 95,804
Amounts offset in the consolidated statements of financial position, financial assets
Net amounts presented in the consolidated statements of financial position, financial assets	108,978	95,804
Amounts not offset due to not meeting offsetting criteria despite being subject to a master netting agreement or similar agreement, financial assets	(65,430)	(81,059)
Net Amounts, financial assets	43,548	14,745
Gross amounts of recognized financial liabilities	82,256	115,168
Amounts offset in the consolidated statements of financial position, financial liabilities
Net amounts presented in the consolidated statements of financial position, financial liabilities	82,256	115,168
Amounts not offset due to not meeting offsetting criteria despite being subject to a master netting agreement or similar agreement, financial liabilities	(65,430)	(81,059)
Net Amounts, financial liabilities	¥ 16,826	¥ 34,109